Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of composition of trade and other payables

	2023 £m	2022 £m
Trade payables	1,855	1,835
Customer return and rebate accruals	717	738
Other payables and accruals	374	558
Wages and salaries	365	290
Accrued interest on financial liabilities	100	104
Social security	45	39
VAT payables	49	34
Deferred income	21	23
Total	3,526	3,621